Note 4 - Shareholder Remuneration System - Allocation Of Earnings (Details)	Dec. 31, 2019 EUR (€)
Share holder Remuneration System Abstract
Profit of BBVA, S.A.	€ 2,241,000,000
Interim Dividens	667,000,000
Final Dividends	1,067,000,000
Additional Tier I Securities Distribution	419,000,000
Voluntary Reserves Distribution	€ 88,000,000